Shareholder Report, Line Graph (Details) - USD ($)							3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2022	Jun. 30, 2021	Jan. 22, 2018	Jun. 01, 2016	Nov. 06, 2014	Oct. 31, 2014	Oct. 31, 2014	Oct. 31, 2014	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
C000248247
Account Value [Line Items]
Account Value	$ 10,000										$ 10,686
C000146994
Account Value [Line Items]
Account Value						$ 100,000					131,686	$ 121,437	$ 113,567	$ 119,948	$ 116,206	$ 114,794	$ 109,400	$ 107,890	$ 104,322	$ 100,970
C000146996
Account Value [Line Items]
Account Value						$ 10,000,000					13,453,340	12,366,339	11,540,070	12,160,242	11,753,569	11,585,578	11,002,448	10,834,513	10,471,164	10,120,000
C000248242
Account Value [Line Items]
Account Value	10,000										10,385
C000032185
Account Value [Line Items]
Account Value							$ 100,000	$ 100,000	$ 100,000	$ 100,000	127,574	117,126	113,111	124,462	121,569	117,005	107,128	107,548	105,150	101,870
C000032175
Account Value [Line Items]
Account Value							10,000	10,000	10,000	10,000	11,622	11,047	10,565	10,483	10,481	10,421	10,207	10,063	10,010	10,001
C000080936
Account Value [Line Items]
Account Value							10,000	10,000	10,000	10,000	11,710	10,458	10,339	12,412	12,299	11,767	10,684	10,916	10,639	10,149
C000032186
Account Value [Line Items]
Account Value							100,000	100,000	100,000	100,000	119,723	106,639	105,510	126,253	124,818	119,146	107,962	110,030	106,888	101,730
C000198612
Account Value [Line Items]
Account Value				$ 10,000,000							10,963,290	9,755,552	9,643,686	11,529,992	11,385,398	10,855,643	9,825,000
C000248244
Account Value [Line Items]
Account Value	10,000										10,869
C000075033
Account Value [Line Items]
Account Value							100,000	100,000	100,000	100,000	133,775	116,834	114,319	142,065	137,566	130,209	114,019	117,074	110,625	102,260
C000236137
Account Value [Line Items]
Account Value		$ 10,000,000									11,461,000	8,682,875	8,486,000
C000080937
Account Value [Line Items]
Account Value							10,000	10,000	10,000	10,000	13,027	10,958	9,873	13,338	12,539	12,498	11,046	11,734	10,915	9,706
C000032187
Account Value [Line Items]
Account Value							100,000	100,000	100,000	100,000	133,557	112,044	100,805	135,709	127,354	126,620	111,609	118,280	109,762	97,350
C000115587
Account Value [Line Items]
Account Value							10,000,000	10,000,000	10,000,000	10,000,000	13,416,427	11,257,280	10,122,543	13,616,550	12,774,698	12,693,459	11,192,540	11,845,211	10,985,079	9,742,000
C000131551
Account Value [Line Items]
Account Value							10,000	10,000	10,000	10,000	14,061	12,260	11,230	13,681	12,897	12,338	11,271	11,532	10,766	9,845
C000136209
Account Value [Line Items]
Account Value							10,000,000	10,000,000	10,000,000	10,000,000	14,191,908	12,373,067	11,309,933	13,780,837	12,966,539	12,405,797	11,311,933	11,561,665	10,783,123	9,853,000
C000104641
Account Value [Line Items]
Account Value							10,000	10,000	10,000	10,000	9,728	8,994	8,022	9,989	9,673	10,226	8,866	9,635	9,122	8,284
C000236138
Account Value [Line Items]
Account Value		10,000,000									10,243,585	9,454,162	8,394,000
C000110231
Account Value [Line Items]
Account Value							10,000	10,000	10,000	10,000	22,398	17,204	18,493	19,246	14,248	15,429	13,411	12,934	11,093	10,266
C000032191
Account Value [Line Items]
Account Value							100,000	100,000	100,000	100,000	229,723	175,966	188,703	195,832	144,621	156,330	135,480	130,370	111,513	102,900
C000146917
Account Value [Line Items]
Account Value							10,000,000	10,000,000	10,000,000	10,000,000	23,205,407	17,772,388	19,026,215	19,734,691	14,563,273	15,727,076	13,620,054	13,094,947	11,179,840	10,304,000
C000248245
Account Value [Line Items]
Account Value	10,000										10,878
C000131550
Account Value [Line Items]
Account Value							100,000	100,000	100,000	100,000	155,964	140,762	126,368	127,774	119,092	119,582	114,619	111,119	107,351	102,640
C000136207
Account Value [Line Items]
Account Value							10,000,000	10,000,000	10,000,000	10,000,000	15,761,504	14,213,638	12,745,372	12,875,413	11,973,787	12,023,082	11,507,544	11,145,321	10,744,549	10,274,000
C000032188
Account Value [Line Items]
Account Value							10,000	10,000	10,000	10,000	12,185	11,004	10,822	12,510	12,436	11,973	10,928	10,971	10,706	10,227
C000228771
Account Value [Line Items]
Account Value			$ 10,000,000								9,735,198	8,776,774	8,629,214	9,961,000
C000032189
Account Value [Line Items]
Account Value							10,000	10,000	10,000	10,000	12,045	11,218	10,788	11,302	11,172	10,886	10,406	10,363	10,194	10,032
C000032190
Account Value [Line Items]
Account Value							10,000	10,000	10,000	10,000	10,533	9,522	9,735	11,455	11,560	11,167	10,280	10,526	10,539	10,206
C000248243
Account Value [Line Items]
Account Value	10,000										11,155
C000032192
Account Value [Line Items]
Account Value							100,000	100,000	100,000	100,000	163,874	140,749	130,880	146,153	130,786	125,478	113,689	113,507	105,490	99,210
C000236136
Account Value [Line Items]
Account Value		10,000,000									11,533,922	9,910,570	9,208,000
C000246929
Account Value [Line Items]
Account Value	10,000										10,499
C000032176
Account Value [Line Items]
Account Value							100,000	100,000	100,000	100,000	124,602	116,800	110,439	110,893	110,068	108,175	105,034	103,056	101,513	100,200
C000228770
Account Value [Line Items]
Account Value			$ 10,000,000								11,253,113	10,543,533	9,974,960	10,011,000
C000248241
Account Value [Line Items]
Account Value	10,000										10,564
C000032180
Account Value [Line Items]
Account Value							100,000	100,000	100,000	100,000	119,937	112,038	107,563	112,809	111,869	108,611	104,044	103,639	102,239	100,500
C000236135
Account Value [Line Items]
Account Value		$ 10,000,000									10,788,117	10,072,939	9,666,000
C000069457
Account Value [Line Items]
Account Value							25,000	25,000	25,000	25,000	32,009	29,447	27,681	29,554	27,785	27,955	26,639	26,238	25,583	25,013
C000172680
Account Value [Line Items]
Account Value					$ 5,000,000						6,640,033	6,092,892	5,707,092	6,058,484	5,665,312	5,669,848	5,372,735	5,264,291	5,106,500
C000077412
Account Value [Line Items]
Account Value							25,000	25,000	25,000	25,000	31,238	28,791	27,144	29,046	27,353	27,610	26,375	26,052	25,459	24,953
C000065580
Account Value [Line Items]
Account Value							25,000	25,000	25,000	25,000	32,822	30,128	28,260	30,074	28,196	28,315	26,910	26,429	25,719	25,073
C000248246
Account Value [Line Items]
Account Value	$ 10,000										10,700
C000140807
Account Value [Line Items]
Account Value							100,000	100,000	100,000	100,000	134,557	121,738	116,418	127,539	122,199	117,794	108,978	109,338	106,061	102,080
C000140808
Account Value [Line Items]
Account Value							10,000,000	10,000,000	10,000,000	10,000,000	13,634,808	12,323,579	11,772,621	12,883,148	12,318,941	11,856,536	10,964,061	10,986,033	10,644,350	10,232,000
C000032183
Account Value [Line Items]
Account Value							10,000	10,000	10,000	$ 10,000	11,177	10,511	10,315	11,109	11,143	10,688	10,144	10,232	10,248	10,101
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,000										10,537
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg US Aggregate Bond Index
Account Value						$ 100,000					116,038	104,964	104,588	124,037	124,635	117,370	105,255	107,458	106,499	102,040
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg US Aggregate Bond Index
Account Value						$ 10,000,000					11,603,781	10,496,410	10,458,759	12,403,651	12,463,476	11,736,958	10,525,476	10,745,764	10,649,915	10,204,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 10,000										10,341
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Municipal Bond Index
Account Value							100,000	100,000	100,000	$ 100,000	125,486	114,390	111,448	126,617	123,360	119,085	108,833	109,391	107,047	102,870
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Aggregate Bond Index
Account Value							10,000	10,000	10,000	$ 10,000	11,595	10,488	10,451	12,394	12,454	11,728	10,517	10,737	10,642	10,196
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,000										10,537
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Aggregate Bond Index
Account Value							100,000	100,000	100,000	$ 100,000	115,947	104,882	104,506	123,939	124,537	117,278	105,172	107,373	106,416	101,960
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Account Value		$ 10,000,000									9,740,123	8,810,604	8,779,000
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Global Aggregate Index
Account Value							10,000	10,000	10,000	$ 10,000	10,230	9,339	9,181	11,591	11,737	11,111	10,143	10,356	10,235	9,693
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Global Aggregate Index
Account Value							100,000	100,000	100,000	$ 100,000	102,301	93,392	91,812	115,910	117,365	111,110	101,433	103,556	102,348	96,930
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Global Aggregate Index
Account Value							10,000,000	10,000,000	$ 10,000,000	$ 10,000,000	10,230,110	9,339,155	9,181,238	11,591,008	11,736,541	11,110,993	10,143,320	10,355,610	10,234,839	9,693,000
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg Global Aggregate Index
Account Value							10,000	10,000	$ 10,000	10,000	10,230	9,339	9,181	11,591	11,737	11,111	10,143	10,356	10,235	9,693
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg Global Aggregate Index
Account Value							10,000,000	10,000,000	$ 10,000,000	$ 10,000,000	10,230,110	9,339,155	9,181,238	11,591,008	11,736,541	11,110,993	10,143,320	10,355,610	10,234,839	9,693,000
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Global Aggregate Index
Account Value							10,000	10,000	10,000	$ 10,000	10,230	9,339	9,181	11,591	11,737	11,111	10,143	10,356	10,235	9,693
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Account Value		$ 10,000,000									9,199,173	8,398,003	8,256,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Account Value							10,000	10,000	10,000	$ 10,000	32,259	23,403	21,600	25,880	17,987	16,331	14,391	13,502	10,891	10,449
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Account Value							$ 100,000	100,000	100,000	$ 100,000	322,588	234,031	215,995	258,801	179,873	163,313	143,913	135,016	108,910	104,490
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000 Index
Account Value							$ 10,000,000	10,000,000	$ 10,000,000	10,000,000	32,258,779	23,403,060	21,599,502	25,880,065	17,987,257	16,331,266	14,391,317	13,501,564	10,890,993	10,449,000
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,000										10,537
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg US Aggregate Bond Index
Account Value							100,000	100,000	$ 100,000	100,000	115,947	104,882	104,506	123,939	124,537	117,278	105,172	107,373	106,416	101,960
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg US Aggregate Bond Index
Account Value							10,000,000	10,000,000	$ 10,000,000	$ 10,000,000	11,594,684	10,488,181	10,450,559	12,393,927	12,453,704	11,727,756	10,517,224	10,737,339	10,641,565	10,196,000
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Global Aggregate Index
Account Value							10,000	10,000	10,000	$ 10,000	10,230	9,339	9,181	11,591	11,737	11,111	10,143	10,356	10,235	9,693
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Index
Account Value			$ 10,000,000								8,721,756	7,962,166	7,827,532	9,882,000
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Global Aggregate Index
Account Value							10,000	10,000	10,000	$ 10,000	10,230	9,339	9,181	11,591	11,737	11,111	10,143	10,356	10,235	9,693
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Aggregate Bond Index
Account Value							10,000	10,000	10,000	$ 10,000	11,595	10,488	10,451	12,394	12,454	11,728	10,517	10,737	10,642	10,196
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,000										10,537
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Aggregate Bond Index
Account Value							100,000	100,000	100,000	$ 100,000	115,947	104,882	104,506	123,939	124,537	117,278	105,172	107,373	106,416	101,960
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Account Value		$ 10,000,000									9,740,123	8,810,604	8,779,000
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,000										10,537
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Aggregate Bond Index
Account Value							100,000	100,000	100,000	$ 100,000	115,947	104,882	104,506	123,939	124,537	117,278	105,172	107,373	106,416	101,960
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Account Value			$ 10,000,000								9,365,424	8,471,664	8,441,275	10,011,000
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,000										10,537
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Aggregate Bond Index
Account Value							100,000	100,000	100,000	$ 100,000	115,947	104,882	104,506	123,939	124,537	117,278	105,172	107,373	106,416	101,960
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Account Value		$ 10,000,000									9,740,123	8,810,604	8,779,000
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Aggregate Bond Index
Account Value							25,000	25,000	25,000	$ 25,000	28,987	26,220	26,126	30,985	31,134	29,319	26,293	26,843	26,604	25,490
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg US Aggregate Bond Index
Account Value					$ 5,000,000						5,528,456	5,000,865	4,982,926	5,909,543	5,938,045	5,591,906	5,014,713	5,119,666	5,074,000
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Aggregate Bond Index
Account Value							25,000	25,000	25,000	$ 25,000	28,987	26,220	26,126	30,985	31,134	29,319	26,293	26,843	26,604	25,490
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Aggregate Bond Index
Account Value							25,000	25,000	25,000	$ 25,000	28,987	26,220	26,126	30,985	31,134	29,319	26,293	26,843	26,604	25,490
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Aggregate Bond Index
Account Value							10,000	10,000	10,000	$ 10,000	11,595	10,488	10,451	12,394	12,454	11,728	10,517	10,737	10,642	10,196
Bloomberg US Treasury Bills 1-Month Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury Bills 1-Month Index
Account Value	$ 10,000										10,336
Bloomberg US Treasury Bills 1-Month Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg US Treasury Bills 1-Month Index
Account Value						$ 100,000					111,729	107,773	104,351	103,770	103,739	103,253	101,697	100,611	100,140	100,010
Bloomberg US Treasury Bills 1-Month Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg US Treasury Bills 1-Month Index
Account Value						$ 10,000,000					11,172,875	10,777,346	10,435,076	10,376,965	10,373,852	10,325,323	10,169,727	10,061,067	10,014,001	10,001,000
Bloomberg 7-Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 7-Year Municipal Bond Index
Account Value	$ 10,000										10,265
Bloomberg California Intermediate Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg California Intermediate Municipal Bond Index
Account Value	$ 10,000										10,245
Bloomberg 7-Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg 7-Year Municipal Bond Index
Account Value							100,000	100,000	100,000	$ 100,000	122,043	113,665	111,197	122,342	120,820	115,983	106,848	107,862	106,028	102,710
Bloomberg California Intermediate Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg California Intermediate Municipal Bond Index
Account Value							100,000	100,000	100,000	$ 100,000	120,219	112,113	109,721	120,705	119,985	115,249	106,583	107,454	105,689	102,780
Lipper Government Money Market Average
Account Value [Line Items]
Line Graph and Table Measure Name										Lipper Government Money Market Average
Account Value							10,000	10,000	10,000	$ 10,000	11,401	10,873	10,420	10,350	10,348	10,305	10,132	10,030	10,005	10,001
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Aggregate Bond Index
Account Value							10,000	10,000	10,000	$ 10,000	11,595	10,488	10,451	12,394	12,454	11,728	10,517	10,737	10,642	10,196
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Aggregate Bond Index
Account Value							100,000	100,000	100,000	$ 100,000	115,947	104,882	104,506	123,939	124,537	117,278	105,172	107,373	106,416	101,960
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Aggregate Bond Index
Account Value				$ 10,000,000							10,863,515	9,826,789	9,791,539	11,612,357	11,668,365	10,988,195	9,854,000
Bloomberg US Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate Bond Index
Account Value	$ 10,000										10,688
Bloomberg US Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Corporate Bond Index
Account Value							100,000	100,000	100,000	$ 100,000	128,864	113,406	110,350	137,200	134,272	125,430	108,719	112,105	108,356	101,050
Bloomberg US Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Corporate Bond Index
Account Value		$ 10,000,000									10,016,011	8,814,583	8,577,000
J.P. Morgan EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name										J.P. Morgan EMBI Global Diversified Index
Account Value							10,000	10,000	10,000	$ 10,000	13,340	11,289	10,418	13,743	13,162	13,035	11,399	11,922	11,214	10,039
J.P. Morgan EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name										J.P. Morgan EMBI Global Diversified Index
Account Value							100,000	100,000	100,000	$ 100,000	133,396	112,894	104,184	137,428	131,624	130,346	113,989	119,223	112,136	100,390
J.P. Morgan EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name										J.P. Morgan EMBI Global Diversified Index
Account Value							10,000,000	10,000,000	$ 10,000,000	$ 10,000,000	13,339,560	11,289,405	10,418,424	13,742,810	13,162,350	13,034,611	11,398,873	11,922,260	11,213,563	10,039,000
J.P. Morgan CEMBI Broad Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name									J.P. Morgan CEMBI Broad Diversified Index
Account Value							10,000	10,000	$ 10,000	10,000	14,531	12,647	11,584	14,137	13,429	12,883	11,482	11,699	11,019	10,093
J.P. Morgan CEMBI Broad Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name									J.P. Morgan CEMBI Broad Diversified Index
Account Value							10,000,000	10,000,000	$ 10,000,000	$ 10,000,000	14,531,262	12,646,877	11,583,511	14,136,576	13,428,875	12,882,650	11,481,863	11,699,473	11,018,528	10,093,000
J.P Morgan GBI-EM Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name										J.P Morgan GBI-EM Global Diversified Index
Account Value							10,000	10,000	10,000	$ 10,000	9,943	9,142	8,054	10,102	10,018	10,415	9,010	9,645	9,170	8,258
J.P Morgan GBI-EM Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name		J.P Morgan GBI-EM Global Diversified Index
Account Value		$ 10,000,000									10,487,683	9,642,960	8,496,000
Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000 Value Index
Account Value							10,000	10,000	10,000	$ 10,000	23,349	17,832	17,814	19,159	13,331	14,424	12,972	12,591	10,692	10,053
Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000 Value Index
Account Value							$ 100,000	100,000	100,000	$ 100,000	233,495	178,322	178,144	191,594	133,310	144,244	129,716	125,913	106,924	100,530
Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000 Value Index
Account Value							$ 10,000,000	10,000,000	$ 10,000,000	10,000,000	23,349,483	17,832,200	17,814,386	19,159,374	13,331,042	14,424,413	12,971,594	12,591,336	10,692,371	10,053,000
Credit Suisse Institutional Leveraged Loan BB Index
Account Value [Line Items]
Line Graph and Table Measure Name	Credit Suisse Institutional Leveraged Loan BB Index
Account Value	$ 10,000										10,774
Credit Suisse Institutional Leveraged Loan BB Index
Account Value [Line Items]
Line Graph and Table Measure Name									Credit Suisse Institutional Leveraged Loan BB Index
Account Value							100,000	100,000	$ 100,000	100,000	150,193	137,982	126,080	124,634	118,880	122,456	117,317	112,849	108,550	103,450
Credit Suisse Institutional Leveraged Loan BB Index
Account Value [Line Items]
Line Graph and Table Measure Name									Credit Suisse Institutional Leveraged Loan BB Index
Account Value							10,000,000	10,000,000	$ 10,000,000	$ 10,000,000	15,019,315	13,798,176	12,607,983	12,463,407	11,888,027	12,245,598	11,731,748	11,284,867	10,855,009	10,345,000
Bloomberg Global Aggregate Index (USD Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Global Aggregate Index (USD Hedged)
Account Value							10,000	10,000	10,000	$ 10,000	12,327	11,215	11,025	12,546	12,651	12,127	10,958	10,936	10,803	10,272
Bloomberg Global Aggregate Index (USD Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Index (USD Hedged)
Account Value			$ 10,000,000								9,819,039	8,932,896	8,781,848	9,993,000
ICE BofA 1-3 Year U.S. Corporate & Government Index
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA 1-3 Year U.S. Corporate & Government Index
Account Value							10,000	10,000	10,000	$ 10,000	11,690	10,999	10,647	11,206	11,203	10,836	10,330	10,288	10,219	10,088
ICE BofA U.S. GNMA Mortgage Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA U.S. GNMA Mortgage Backed Securities Index
Account Value							10,000	10,000	10,000	$ 10,000	11,032	9,970	10,037	11,602	11,698	11,298	10,384	10,554	10,516	10,187
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
Account Value	$ 10,000										10,982
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
Account Value							100,000	100,000	100,000	$ 100,000	156,977	136,585	129,588	145,506	133,479	129,165	117,605	117,206	108,264	99,370
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
Account Value		$ 10,000,000									11,104,557	9,662,018	9,167,000
ICE BofA U.S. 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index
Account Value	$ 10,000										10,493
ICE BofA U.S. 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA U.S. 3-Month Treasury Bill Index
Account Value							100,000	100,000	100,000	$ 100,000	118,207	112,162	107,055	106,227	106,173	105,206	102,740	101,042	100,320	100,010
ICE BofA U.S. 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. 3-Month Treasury Bill Index
Account Value			$ 10,000,000								11,128,948	10,559,776	10,079,008	10,001,000
ICE BofA 1-3 Year U.S. Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Account Value	$ 10,000										10,462
ICE BofA 1-3 Year U.S. Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA 1-3 Year U.S. Treasury Index
Account Value							100,000	100,000	100,000	$ 100,000	114,131	107,915	104,854	109,990	110,244	106,836	102,196	101,941	101,697	100,780
ICE BofA 1-3 Year U.S. Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Treasury Index
Account Value		$ 10,000,000									10,508,204	9,935,897	9,654,000
30-year US Treasury Bond Yield
Account Value [Line Items]
Line Graph and Table Measure Name										30-year US Treasury Bond Yield
Account Value							25,000	25,000	25,000	$ 25,000	33,060	31,767	30,734	30,185	29,660	28,956	28,102	27,331	26,512	25,753
30-year US Treasury Bond Yield
Account Value [Line Items]
Line Graph and Table Measure Name					30-year US Treasury Bond Yield
Account Value					$ 5,000,000						6,311,569	6,064,734	5,867,583	5,762,702	5,662,476	5,528,143	5,365,045	5,217,900	5,061,500
30-year US Treasury Bond Yield
Account Value [Line Items]
Line Graph and Table Measure Name										30-year US Treasury Bond Yield
Account Value							25,000	25,000	25,000	$ 25,000	33,060	31,767	30,734	30,185	29,660	28,956	28,102	27,331	26,512	25,753
30-year US Treasury Bond Yield
Account Value [Line Items]
Line Graph and Table Measure Name										30-year US Treasury Bond Yield
Account Value							25,000	$ 25,000	25,000	$ 25,000	33,060	31,767	30,734	30,185	29,660	28,956	28,102	27,331	26,512	25,753
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,000										10,537
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US Aggregate Bond Index
Account Value							100,000	$ 100,000	100,000	100,000	115,947	104,882	104,506	123,939	124,537	117,278	105,172	107,373	106,416	101,960
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US Aggregate Bond Index
Account Value							10,000,000	$ 10,000,000	10,000,000	$ 10,000,000	11,594,684	10,488,181	10,450,559	12,393,927	12,453,704	11,727,756	10,517,224	10,737,339	10,641,565	10,196,000
ICE BofA 1-5 Year U.S. Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA 1-5 Year U.S. Treasury Index
Account Value							$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 11,416	$ 10,752	$ 10,496	$ 11,230	$ 11,312	$ 10,863	$ 10,265	$ 10,302	$ 10,298	$ 10,141